Segment Reporting and Business Concentrations	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting and Business Concentrations
Segment Reporting and Business Concentrations

For the years ended December 31, 2019, 2018 and 2017, the Company conducted business through one operating segment, Vivint and primarily operated in two geographic regions: United States and Canada. Revenues by geographic region were as follows (in thousands):

	United States	Canada	Total
Revenue from external customers
Year ended December 31, 2019	$1,083,756	$72,225	$1,155,981
Year ended December 31, 2018	$977,877	$72,564	$1,050,441
Year ended December 31, 2017	$816,026	$65,957	$881,983